Precious metals delivery and purchase agreement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Precious metals delivery and purchase agreement (Details)
Net metals contract liability, beginning of year	$ 30,989	$ 40,905
Delivery of metals produced	13,989	(3,278)
Advance increase (net of financing expense)	(1,720)	0
Delivery of metals purchased	9,899	(7,436)
Revaluation of metals contract liability	3,478	798
Net metals contract liability, end of year	36,837	30,989
Current portion	12,512	11,324
Non-current portion	24,325	19,665
Total	$ 36,837	$ 30,989